CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value per share	$ 0.0001	$ 0.001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	176,168,548	176,168,548	340,268,500
Common stock, shares outstanding	176,168,548	176,168,548	340,268,500
Series A Preferred Stock [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	175,000,000	175,000,000	175,000,000
Preferred stock, shares issued	1	1	0
Preferred stock, shares outstanding	1	1	0